Expense Example - Payden Strategic Income Fund - Prospectus-SI Class - SI Class	Feb. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	$ 1,054